Operating Segments	12 Months Ended
Dec. 31, 2014
Operating Segments [Abstract]
Summary of Operating Segments

NOTE 28. OPERATING SEGMENTS

Basis for presentation

Our operating businesses are organized based on the nature of markets and customers. Segment accounting policies are the same as described in Note 1. Segment results for our financial services businesses reflect the discrete tax effect of transactions.

Results of our formerly consolidated subsidiary, NBCU, and our equity method investment in NBCU LLC, which we sold in the first quarter of 2013 are reported in the Corporate items and eliminations line on the Summary of Operating Segments.

A description of our operating segments as of December 31, 2014, can be found below, and details of segment profit by operating segment can be found in the Summary of Operating Segments table in “Management’s Discussion and Analysis of Financial Condition and Results of Operations’ section.

Power & Water

Power plant products and services, including design, installation, operation and maintenance services are sold into global markets. Gas, steam and aeroderivative turbines, nuclear reactors, generators, combined cycle systems, controls and related services, including total asset optimization solutions, equipment upgrades and long-term maintenance service agreements are sold to power generation and other industrial customers. Renewable energy solutions include wind turbines. Water treatment services and equipment include specialty chemical treatment programs, water purification equipment, mobile treatment systems and desalination processes.

Oil & Gas

Oil & Gas supplies mission critical equipment for the global oil and gas industry, used in applications spanning the entire value chain from drilling and completion through production, liquefied natural gas (LNG) and pipeline compression, pipeline inspection, and including downstream processing in refineries and petrochemical plants. The business designs and manufactures surface and subsea drilling and production systems, equipment for floating production platforms, compressors, turbines, turboexpanders, high pressure reactors, industrial power generation and a broad portfolio of auxiliary equipment.

Energy Management

Energy Management is GE’s electrification business. Global teams design leading technology solutions for the delivery, management, conversion and optimization of electrical power for customers across multiple energy-intensive industries. GE has invested in our Energy Management capabilities, with strategic acquisitions and joint ventures that enable GE to increase its offerings to the utility, industrial, renewables, oil and gas, marine, metals and mining industries. Plant automation hardware, software and embedded computing systems including controllers, embedded systems, advanced software, motion control, operator interfaces and industrial computers are also provided by Energy Management.

Aviation

Aviation products and services include jet engines, aerospace systems and equipment, replacement parts and repair and maintenance services for all categories of commercial aircraft; for a wide variety of military aircraft, including fighters, bombers, tankers and helicopters; for marine applications; and for executive and regional aircraft. Products and services are sold worldwide to airframe manufacturers, airlines and government agencies.

Healthcare

Healthcare products include diagnostic imaging systems such as magnetic resonance (MR), computed tomography (CT) and positron emission tomography (PET) scanners, X-ray, nuclear imaging, digital mammography and molecular imaging technologies. Healthcare-manufactured technologies include patient and resident monitoring, diagnostic cardiology, ultrasound, bone densitometry, anesthesiology and oxygen therapy, and neonatal and critical care devices. Related services include equipment monitoring and repair, information technologies and customer productivity services. Products also include diagnostic imaging agents used in medical scanning procedures, drug discovery, biopharmaceutical manufacturing and purification, and tools for protein and cellular analysis for pharmaceutical and academic research, including a pipeline of precision molecular diagnostics in development for neurology, cardiology and oncology applications. Products and services are sold worldwide to hospitals, medical facilities, pharmaceutical and biotechnology companies, and to the life science research market.

Transportation

Transportation is a global technology leader and supplier to the railroad, mining, marine and drilling industries. GE provides freight and passenger locomotives, diesel engines for rail, marine and stationary power applications, railway signaling and communications systems, underground mining equipment, motorized drive systems for mining trucks, information technology solutions, high-quality replacement parts and value added services.

Appliances & Lighting

Products include major appliances and related services for products such as refrigerators, freezers, electric and gas ranges, cooktops, dishwashers, clothes washers and dryers, microwave ovens, room air conditioners, residential water systems for filtration, softening and heating, and hybrid water heaters. These products are distributed both to retail outlets and direct to consumers, mainly for the replacement market, and to building contractors and distributors for new installations. Lighting products include a wide variety of lamps and lighting fixtures, including light-emitting diodes. Products and services are sold in North America and in global markets under various GE and private-label brands.

GE Capital

GE Capital businesses offer a broad range of financial services and products worldwide for businesses of all sizes. Services include commercial loans and leases, fleet management, financial programs, credit cards, personal loans and other financial services. GE Capital also develops strategic partnerships and joint ventures that utilize GE’s industry-specific expertise in aviation, energy, infrastructure and healthcare to capitalize on market-specific opportunities. Products and services are offered in North America and in global markets through the following businesses: CLL, Consumer, Energy Financial Services and GECAS.

REVENUES

	Total revenues(a)			Intersegment revenues(b)			External revenues
(In millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012

Power & Water	$27,564	$24,724	$28,299	$969	$947	$1,119	$26,595	$23,777	$27,180
Oil & Gas	18,676	16,975	15,241	401	360	314	18,275	16,615	14,927
Energy Management	7,319	7,569	7,412	890	848	487	6,429	6,721	6,925
Aviation	23,990	21,911	19,994	692	500	672	23,298	21,411	19,322
Healthcare	18,299	18,200	18,290	6	14	37	18,293	18,186	18,253
Transportation	5,650	5,885	5,608	(2)	12	11	5,652	5,873	5,597
Appliances & Lighting	8,404	8,338	7,967	22	25	23	8,382	8,313	7,944
Total industrial	109,902	103,602	102,811	2,978	2,706	2,663	106,924	100,896	100,148
GE Capital	39,756	40,152	41,710	1,327	1,109	993	38,429	39,043	40,717
Corporate items
and eliminations(c)	(4,038)	(1,624)	(1,491)	(4,305)	(3,815)	(3,656)	267	2,191	2,165
Total	$145,620	$142,130	$143,030	$-	$-	$-	$145,620	$142,130	$143,030

(a) Revenues of GE businesses include income from sales of goods and services to customers and other income.

(b) Sales from one component to another generally are priced at equivalent commercial selling prices.

(c) Includes the results of NBCU (our formerly consolidated subsidiary) and our former equity method investment in NBCUniversal LLC.

Revenues from customers located in the United States were $69,349 million, $66,213 million and $68,631 million in 2014, 2013 and 2012, respectively. Revenues from customers located outside the United States were $76,271 million, $75,917 million and $74,399 million in 2014, 2013 and 2012, respectively.

				Property, plant and
	Assets(a)(b)			equipment additions(c)			Depreciation and amortization
	At December 31			For the years ended December 31			For the years ended December 31
(In millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012

Power & Water	$30,338	$29,494	$27,143	$622	$714	$661	$678	$668	$647
Oil & Gas	27,260	26,193	20,111	653	1,185	467	583	479	426
Energy Management	10,976	10,305	9,594	176	137	155	313	323	287
Aviation	33,716	32,273	25,145	1,197	1,178	781	824	677	644
Healthcare	29,227	27,858	28,369	405	316	322	843	861	879
Transportation	4,449	4,418	4,335	128	282	724	168	167	90
Appliances & Lighting	4,560	4,306	4,201	359	405	485	235	300	265
GE Capital	501,405	518,534	541,176	10,410	9,978	11,876	6,892	7,286	6,708
Corporate items
and eliminations(d)	6,419	3,179	24,925	(110)	194	(99)	166	260	218
Total	$648,350	$656,560	$684,999	$13,840	$14,389	$15,372	$10,702	$11,021	$10,164

(a) Assets of discontinued operations, NBCU (our formerly consolidated subsidiary) and our former equity method investment in NBCUniversal LLC are included in Corporate items and eliminations for all periods presented.

(b) Total assets of Power & Water, Oil & Gas, Energy Management, Aviation, Healthcare, Transportation, Appliances & Lighting and GE Capital operating segments at December 31, 2014, include investment in and advances to associated companies of $357 million, $146 million, $824 million, $1,378 million, $511 million, $6 million, $57 million and $16,752 million, respectively. Investments in and advances to associated companies contributed approximately $(7) million, $20 million, $29 million, $94 million, $(33) million, an insignificant amount , $70 million and $1,182 million to segment pre-tax income of Power & Water, Oil & Gas, Energy Management, Aviation, Healthcare, Transportation, Appliances & Lighting and GE Capital operating segments, respectively, for the year ended December 31, 2014. Aggregate summarized financial information for significant associated companies assuming a 100% ownership interest at December 31, 2014 included: total assets of $93,624 million, primarily financing receivables of $46,481 million; total liabilities of $64,872 million, primarily debt of $40,244 million; revenues totaled $46,027 million; and net loss totaled $(1,470) million.

(c) Additions to property, plant and equipment include amounts relating to principal businesses purchased.

(d) Includes deferred income taxes that are presented as assets for purposes of our consolidating balance sheet presentation.

	Interest and other financial charges			Provision (benefit) for income taxes
(In millions)	2014	2013	2012	2014	2013	2012

GE Capital	$7,318	$7,990	$9,712	$362	$(521)	$1,083
Corporate items and eliminations(a)	1,085	849	811	1,634	1,668	2,013
Total	$8,403	$8,839	$10,523	$1,996	$1,147	$3,096

(a) Included amounts for Power & Water, Oil & Gas, Energy Management, Aviation, Healthcare, Transportation and Appliances & Lighting, for which our measure of segment profit excludes interest and other financial charges and income taxes.

Property, plant and equipment – net associated with operations based in the United States were $28,044 million, $28,476 million and $27,053 million at year-end 2014, 2013 and 2012, respectively. Property, plant and equipment – net associated with operations based outside the United States were $38,202 million, $40,166 million and $41,350 million at year-end 2014, 2013 and 2012, respectively.